Cover Page	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	1-39804
Entity Registrant Name	TEXAS PACIFIC LAND CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-0279735
Entity Address, Address Line One	2699 Howell Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	969-5530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock(par value $.01 per share)
Trading Symbol	TPL
Entity Central Index Key	0001811074
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas, Inc.
Document Information [Line Items]
Security Exchange Name	CHX